Quarterly Report
March 31, 2019
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.5%
Boeing Co.	27,999	$10,679,378
Honeywell International, Inc.	19,652	3,123,096
Leidos Holdings, Inc.	34,733	2,226,038
		$16,028,512
Airlines – 1.1%
Delta Air Lines, Inc.	92,386	$4,771,737
Alcoholic Beverages – 1.2%
Molson Coors Brewing Co.	89,683	$5,349,591
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	12,367	$1,041,425
Automotive – 1.2%
Lear Corp.	39,225	$5,323,225
Biotechnology – 1.2%
Biogen, Inc. (a)	23,364	$5,522,782
Business Services – 2.3%
DXC Technology Co.	70,359	$4,524,787
Fidelity National Information Services, Inc.	45,340	5,127,954
Global Payments, Inc.	5,224	713,181
		$10,365,922
Cable TV – 2.2%
Comcast Corp., “A”	243,806	$9,747,364
Chemicals – 1.8%
CF Industries Holdings, Inc.	138,445	$5,659,632
Eastman Chemical Co.	35,850	2,720,298
		$8,379,930
Computer Software – 7.2%
Adobe Systems, Inc. (a)	28,168	$7,506,490
Microsoft Corp.	202,139	23,840,274
Salesforce.com, Inc. (a)	7,051	1,116,667
		$32,463,431
Computer Software - Systems – 3.4%
Apple, Inc.	81,665	$15,512,267
Construction – 0.5%
Toll Brothers, Inc.	66,290	$2,399,698
Consumer Products – 0.6%
Kimberly-Clark Corp.	20,242	$2,507,984
Procter & Gamble Co.	3,265	339,723
		$2,847,707
Consumer Services – 1.5%
Bookings Holdings, Inc. (a)	3,816	$6,658,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.2%
HD Supply Holdings, Inc. (a)	17,044	$738,857
Electronics – 2.9%
Applied Materials, Inc.	11,199	$444,152
Intel Corp.	201,109	10,799,553
Lam Research Corp.	9,854	1,763,965
		$13,007,670
Energy - Independent – 3.3%
EOG Resources, Inc.	58,322	$5,551,088
Phillips 66	59,741	5,685,551
Pioneer Natural Resources Co.	4,474	681,301
Valero Energy Corp.	35,453	3,007,478
		$14,925,418
Energy - Integrated – 0.4%
Exxon Mobil Corp.	21,845	$1,765,076
Food & Beverages – 2.5%
Ingredion, Inc.	22,412	$2,122,192
PepsiCo, Inc.	52,031	6,376,399
Tyson Foods, Inc., “A”	41,309	2,868,084
		$11,366,675
Health Maintenance Organizations – 1.2%
Cigna Corp.	29,353	$4,720,550
UnitedHealth Group, Inc.	2,431	601,089
		$5,321,639
Insurance – 3.4%
Allstate Corp.	21,506	$2,025,435
Berkshire Hathaway, Inc., “B” (a)	15,017	3,016,765
MetLife, Inc.	119,571	5,090,138
Prudential Financial, Inc.	56,098	5,154,284
		$15,286,622
Internet – 5.0%
Alphabet, Inc., “A” (a)	8,292	$9,758,772
Alphabet, Inc., “C” (a)	7,949	9,326,641
Facebook, Inc., “A” (a)	19,957	3,326,632
		$22,412,045
Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	18,957	$1,926,600
Machinery & Tools – 2.3%
AGCO Corp.	23,072	$1,604,658
Eaton Corp. PLC	82,202	6,622,193
Ingersoll-Rand Co. PLC, “A”	18,893	2,039,499
		$10,266,350
Major Banks – 5.9%
Bank of America Corp.	396,340	$10,935,021
JPMorgan Chase & Co.	20,437	2,068,837
Morgan Stanley	129,820	5,478,404
Wells Fargo & Co.	167,756	8,105,970
		$26,588,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 4.6%
CVS Health Corp.	91,691	$4,944,895
HCA Healthcare, Inc.	43,184	5,630,330
McKesson Corp.	32,867	3,847,411
Walgreens Boots Alliance, Inc.	103,625	6,556,354
		$20,978,990
Medical Equipment – 2.4%
Boston Scientific Corp. (a)	69,581	$2,670,519
Medtronic PLC	89,537	8,155,030
		$10,825,549
Natural Gas - Pipeline – 1.4%
Equitrans Midstream Corp.	57,753	$1,257,860
Kinder Morgan, Inc.	223,774	4,477,718
ONEOK, Inc.	11,496	802,881
		$6,538,459
Network & Telecom – 2.6%
Cisco Systems, Inc.	219,715	$11,862,413
Other Banks & Diversified Financials – 5.0%
Citigroup, Inc.	135,532	$8,432,801
Discover Financial Services	80,290	5,713,436
Mastercard, Inc., “A”	15,517	3,653,478
Synchrony Financial	137,288	4,379,487
Visa, Inc., “A”	4,040	631,008
		$22,810,210
Pharmaceuticals – 6.5%
Bristol-Myers Squibb Co.	130,749	$6,238,035
Eli Lilly & Co.	38,507	4,996,668
Johnson & Johnson	97,263	13,596,395
Pfizer, Inc.	106,117	4,506,789
		$29,337,887
Railroad & Shipping – 2.0%
Union Pacific Corp.	53,517	$8,948,042
Real Estate – 4.0%
Annaly Mortgage Management, Inc., REIT	115,785	$1,156,692
EPR Properties, REIT	30,294	2,329,609
Medical Properties Trust, Inc., REIT	149,420	2,765,764
Simon Property Group, Inc., REIT	38,336	6,985,202
STORE Capital Corp., REIT	149,456	5,006,776
		$18,244,043
Restaurants – 2.3%
Aramark	14,024	$414,409
Darden Restaurants, Inc.	20,514	2,491,836
Starbucks Corp.	103,525	7,696,048
		$10,602,293
Specialty Stores – 5.8%
Amazon.com, Inc. (a)	9,739	$17,342,724
Costco Wholesale Corp.	31,018	7,510,698
Lululemon Athletica, Inc. (a)	1,980	324,463
Target Corp.	13,526	1,085,597
		$26,263,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.9%
Verizon Communications, Inc.	72,572	$4,291,182
Tobacco – 2.0%
Philip Morris International, Inc.	103,448	$9,143,769
Utilities - Electric Power – 4.5%
AES Corp.	350,457	$6,336,263
CenterPoint Energy, Inc.	15,592	478,674
Exelon Corp.	164,608	8,251,799
NRG Energy, Inc.	122,335	5,196,791
		$20,263,527
Total Common Stocks		$450,127,198
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.48% (v)	2,600,239	$2,600,238

Other Assets, Less Liabilities – (0.0)%		(184,345)
Net Assets – 100.0%		$452,543,091
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,600,238 and $450,127,198, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$450,127,198	$—	$—	$450,127,198
Mutual Funds	2,600,238	—	—	2,600,238
Total	$452,727,436	$—	$—	$452,727,436
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,121,645	10,949,109	(11,470,515)	2,600,239

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$113	$177	$—	$18,128	$2,600,238